Northeast Investors Trust
SUMMARY SECTION
You can find the Trust's prospectus and other information about the Trust, including the Statement of Additional Information and the most recent reports to shareholders online at www.northeastinvestors.com. You can also get this information at no cost by calling 800-225-6704 or by sending an email to website@northeastinvestors.com.
Investment Objective:
Northeast Investors Trust (the Trust) is a no-load high-yield bond fund whose primary objective is the production of income.
Fees and Expenses:
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Trust.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees	Northeast Investors Trust
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Trust Operating Expenses (Expenses Deducted From Fund Assets)
Annual Trust Operating Expenses	Northeast Investors Trust
Trustees' Fees	0.50%
Distribution (12b-1 Fees)	none
Other Expenses	0.42%
Interest Expense	0.10%
Operating Expense	0.32%
Total Annual Trust Operating Expenses	0.92%

Example
This example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Trust for the time periods indicated and redeem at the end of the period. The example also assumes that your investment has a 5% return each year, including reinvested dividends and distributions, and that the Trust's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Northeast Investors Trust	94	293	509	1,131

Portfolio Turnover:
The Trust pays transaction costs, such as commissions, when it buys or sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Trust shares are held in a taxable account. These costs, which are not reflected in annual Trust operating expenses or in the example, affect the Trust's performance. During the most recent fiscal year, the Trust's portfolio turnover rate was 33.34% of the average value of its portfolio.
Primary Investment Strategies:
The Trustees invest primarily in marketable securities of established companies which the Trustees believe provide reasonable income and which, where consistent with this objective, may have potential for capital appreciation. The Trust's portfolio emphasizes debt securities which are rated as lower than investment grade by either of the two principal rating services or unrated securities having similar characteristics (sometimes referred to as junk bonds).
Principal Risks:

Risk of Lower Rated Debt Securities: Lower rated debt securities may be subject to increased market volatility based on factors such as: the ability of an issuer to make its current interest payments, the potential for principal loss if an issuer declares bankruptcy, and the potential difficulty in disposing of certain securities, and therefore can present an increased risk of investment loss.

Income Risk: The chance that falling interest rates and/or defaults will cause the Trust's income to decline. Shareholders should expect the Trust's quarterly income to fluctuate.

Interest Rate Risk: The chance that the value of bonds tends to fall as interest rates rise. Longer-term debt securities are more sensitive to interest rate changes than those with shorter maturities.

The following performance related information provides some indication of the risks of investing in the Trust. The bar chart shows how the Trust's performance (including operating expenses) varied from one calendar year to another over the past ten years. The table shows the average annual returns (including operating expenses) compared with those of a relevant market index over set periods of time. The table also presents the impact of taxes on the Trust's returns. To calculate these figures, we used the highest individual federal marginal income and capital gains tax rates in effect at the time of each distribution, but we do not take into consideration state or local income taxes. Return after taxes on distributions and sale of Trust shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Trust shares. Actual after-tax returns depend on the individual investor's tax situation and may differ from those shown.

Please note that if you own the Trust in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution. Keep in mind that past performance - whether before taxes or after taxes - does not guarantee future results.

The Trust may experience short-term swings of performance as suggested by the best and worst calendar quarter returns.

Average Annual Total Return for the Periods Ended December 31, 2011
Average Annual Total Returns Northeast Investors Trust	Label		1 Year	5 Years	10 Years
Return before taxes	Return before taxes		(0.72%)	1.85%	5.43%
Return after taxes on distributions	Return after taxes on distributions		(3.11%)	(0.93%)	2.53%
Return after taxes on distributions and sale of Trust Shares	Return after taxes on distributions and sale of Trust Shares		(0.45%)	(0.10%)	2.89%
Bank of America Merrill Lynch High Yield Master II Index	Bank of America Merrill Lynch High Yield Master II Index	[1]	4.38%	7.33%	8.59%
[1]	The Bank of America Merrill Lynch High Yield Master II Index is an unmanaged market value-weighted index comprised of over 2,100 domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. It is shown for comparative purposes only and reflects no deductions for fees, expenses or taxes.

Annual Total Returns:
The following bar chart shows the change in value of the Trust's shares over the past 10 years. It illustrates how the returns can differ one year to the next.
Calendar Years

Best quarter: 2nd quarter 2009, up 31.46% Worst quarter: 4th quarter 2008, down -28.22%